COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Operating Lease Commitments
Rental expenses under operating leases	$ 2,219,743	$ 1,163,326	$ 720,314
Lease term	3 years
Contingent rental payments	$ 0
Future minimum lease payments under non cancelable operating lease agreements
2020	1,908,665
2021	919,408
2022	55,132
Total	2,883,205
Contingencies
Contingent liability	$ 0	$ 0